Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	As of August 31,
	2020	2021
	RMB	RMB
Payroll and related benefits	73,091	65,719
Temporary receipt from students	10,154	47,885
Deposits received	41,697	35,939
Bond interest payables	35,656	24,862
Other tax payable	7,365	9,406
Professional fee	15,664	7,501
Commission fee	7,455	4,975
Offering subsidies-current	1,659	1,174
Accrual rental expense	1,430	1,971
Accrual utilities expenses	4,986	1,391
Concession payable (b)	16,448	-
Restructuring cost (a)	12,596	-
Others	35,931	33,213
Total	264,132	234,036

(a)	During the year ended August 31, 2020, for the Group’s overseas schools operation, the Group was in the process of establishing a center of excellence to centralize certain functions of management, such as finance and IT. The restructuring cost primarily includes the compensation for the contract termination. During the year ended August 31, 2021, the restructuring cost was fully settled.

(b)	Concession payable represents the deferred rent payments related to COVID-19 as of August 31, 2020.